Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	DYNAMIC AEROSPACE SYSTEMS CORPORATION
Entity Central Index Key	0001854526
Document Type	POS AM
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-2265420
Entity Address Address Line 1	3753 Plaza Dr
Entity Address City Or Town	Ann Arbor
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48108
City Area Code	718
Local Phone Number	705-8770